VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Net carrying value, beginning balance	$ 2,476,755
Depreciation	(117,850)	$ (122,566)	$ (141,748)
Net carrying value, ending balance	2,579,905	2,476,755
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Balance, beginning of period	2,808,356	2,577,293	1,635,011
Accumulated depreciation beginning balance	(331,601)	(235,163)	(157,616)
Net carrying value, beginning balance	2,476,755	2,342,130	1,477,395
Transfers from Newbuildings	166,121	230,596	941,388
Additions	39,029	467	894
Depreciation	(102,000)	(96,438)	(77,547)
Balance, end of period	3,013,506	2,808,356	2,577,293
Accumulated depreciation ending balance	(433,601)	(331,601)	(235,163)
Net carrying value, ending balance	$ 2,579,905	$ 2,476,755	$ 2,342,130